UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07850

PNC Advantage Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Delaware Corporations LLC

800 Delaware Avenue

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period: February 29, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

PNC Advantage Funds

INVESTMENT ABBREVIATIONS AND DEFINITIONS

February 29, 2016 (Unaudited)

Cl — Class DN — Discount Note. The rate shown is the effective yield at purchase date.
FRN —

Floating Rate Note. The rate shown is the rate in effect on February 29, 2016, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

LLC — Limited Liability Company
MTN — Medium Term Note

See Notes to Schedules of Investments.

PNC Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

February 29, 2016 (Unaudited)

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 1.0%
Automotive — 1.0%
CarMax Auto Owner Trust,
Series 2015-4, Cl A1
0.420%, 10/17/16	$3,287	$3,287
Ford Credit Auto Lease Trust,
Series 2015-B, Cl A1
0.430%, 11/15/16	1,926	1,926
Ford Credit Auto Owner Trust,
Series 2015-C, Cl A1
0.380%, 09/15/16	663	663
Hyundai Auto Receivables Trust,
Series 2015-C, Cl A1
0.390%, 09/15/16	1,460	1,460
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A1
0.390%, 08/15/16	100	100
USAA Auto Owner Trust,
Series 2015-1, Cl A1
0.380%, 08/15/16	440	440
World Omni Auto Receivables Trust,
Series 2015-B, Cl A1
0.410%, 10/17/16	3,878	3,878
		11,754
Total Asset-Backed Securities
(Cost $11,754)		11,754
CERTIFICATES OF DEPOSIT — 2.5%
Yankee — 2.5%
Canadian Imperial Bank of Commerce NY
0.390%, 03/24/16	7,000	7,000
HSBC USA
0.400%, 02/29/16	6,750	6,750
0.672%, 06/01/16	6,000	5,990
Nordea Bank Finland NY
0.580%, 03/23/16	11,000	11,000
		30,740
Total Certificates of Deposit
(Cost $30,740)		30,740
ASSET-BACKED COMMERCIAL PAPER† — 10.6%
Financial Services — 10.6%
Fairway Finance LLC
0.461%, 04/06/16	5,000	4,998
0.430%, 04/28/16	8,000	7,995
Gotham Funding
0.500%, 03/07/16	4,000	4,000
0.450%, 03/17/16	6,000	5,999
Liberty Street Funding LLC
0.581%, 03/08/16	5,000	4,999
0.611%, 03/21/16	7,000	6,998
0.591%, 04/19/16	7,000	6,994
0.581%, 04/21/16	7,000	6,994
Nieuw Amsterdam Receivables
0.380%, 03/04/16	2,000	2,000
0.541%, 03/11/16	7,000	6,999
0.400%, 03/23/16	4,000	3,999
0.400%, 03/24/16	7,000	6,998
0.400%, 03/29/16	6,500	6,498

	Par (000)	Value (000)
Old Line Funding LLC
0.440%, 04/18/16	$8,000	$7,995
Regency Markets No. 1 LLC
0.430%, 03/21/16	6,500	6,498
0.430%, 03/29/16	7,000	6,998
Starbird Funding
0.490%, 04/20/16	7,000	6,995
Thunder Bay Funding LLC
0.591%, 03/15/16	7,000	6,998
Victory Receivables
0.500%, 03/22/16	7,000	6,998
0.549%, 04/18/16	13,000	12,991

Total Asset-Backed Commercial Paper
(Cost $130,944)		130,944
COMMERCIAL PAPER† — 42.9%
Banks — 4.7%
Australia New Zealand Banking Group
0.295%, 03/04/16	5,500	5,500
0.601%, 04/06/16	6,000	5,996
0.561%, 04/19/16	7,000	6,995
Commonwealth Bank Australia
0.538%, 02/29/16	6,250	6,250
DnB Bank ASA
0.345%, 03/29/16	6,500	6,498
0.531%, 04/25/16	9,000	8,993
KFW
0.531%, 04/28/16	8,000	7,993
0.536%, 05/02/16	7,000	6,993
Svenska Handelsbanken
0.430%, 04/08/16	2,900	2,899
		58,117
Consumer Staples — 1.2%
Procter & Gamble Co
0.330%, 03/15/16	6,000	5,999
0.330%, 03/21/16	4,000	4,000
0.330%, 03/24/16	5,000	4,999
		14,998
Energy — 4.8%
Chevron
0.350%, 03/07/16	11,500	11,499
0.400%, 03/08/16	7,000	6,999
0.410%, 03/21/16	7,000	6,998
0.470%, 04/29/16	7,000	6,995
Exxon Mobil
0.340%, 03/04/16	7,000	7,000
0.390%, 03/11/16	5,000	5,000
0.430%, 04/01/16	10,000	9,996
0.430%, 04/04/16	5,000	4,998
		59,485
Financial Services — 17.4%
American Honda Finance
0.480%, 03/23/16	9,000	8,997
0.481%, 04/11/16	8,000	7,996
0.521%, 04/22/16	7,000	6,995
BMW US Capital LLC
0.420%, 03/07/16	4,000	4,000

See Notes to Schedules of Investments.

	Par (000)	Value (000)
COMMERCIAL PAPER† — continued
Financial Services — continued
0.384%, 03/08/16	$7,500	$7,499
0.481%, 04/04/16	6,000	5,997
0.501%, 04/14/16	8,000	7,995
0.460%, 04/18/16	6,000	5,996
CPPIB Capital
0.400%, 03/01/16	7,000	7,000
0.561%, 03/03/16	6,000	6,000
0.521%, 04/01/16	5,000	4,998
0.481%, 04/20/16	4,000	3,997
0.481%, 04/26/16	8,000	7,994
Erste Abwicklungsanstalt
0.591%, 04/22/16	7,000	6,994
National Securities Clearing
0.350%, 03/04/16	7,000	7,000
0.340%, 03/07/16	6,500	6,500
0.420%, 04/05/16	14,000	13,994
0.410%, 04/11/16	5,000	4,998
Novartis Finance
0.350%, 03/07/16	6,500	6,500
0.380%, 03/18/16	7,000	6,999
0.380%, 03/21/16	9,000	8,998
0.380%, 03/28/16	5,000	4,998
PACCAR Financial
0.390%, 03/02/16	12,000	12,000
0.380%, 03/11/16	4,000	4,000
0.390%, 04/07/16	3,000	2,999
Toyota Credit Canada
0.641%, 04/18/16	7,000	6,994
Toyota Motor Credit
0.360%, 03/03/16	4,000	4,000
0.440%, 04/04/16	6,000	5,997
0.380%, 04/05/16	6,000	5,998
0.541%, 05/02/16	7,000	6,993
0.522%, 06/13/16	6,750	6,750
USAA Capital
0.330%, 03/10/16	6,500	6,499
		214,675
Food, Beverage & Tobacco — 1.3%
Coca-Cola
0.430%, 04/11/16	9,000	8,996
0.511%, 04/27/16	7,000	6,994
		15,990
Healthcare — 4.3%
Abbott Laboratories
0.470%, 03/28/16	5,000	4,998
0.450%, 03/29/16	6,050	6,048
Johnson & Johnson
0.330%, 03/02/16	7,000	7,000
0.330%, 03/07/16	8,000	7,999
0.340%, 03/11/16	4,250	4,250
Pfizer
0.310%, 03/01/16	8,800	8,800
0.450%, 03/28/16	7,000	6,998
0.430%, 04/18/16	7,000	6,996
		53,089
Industrials — 1.9%
3M Co
0.360%, 03/10/16	7,000	6,999

	Par (000)	Value (000)
0.400%, 03/21/16	$10,000	$9,998
United Parcel Service Inc
0.340%, 03/01/16	7,000	7,000
		23,997
Information Technology — 4.1%
Apple
0.447%, 04/11/16	15,000	14,992
0.400%, 04/25/16	8,000	7,995
0.390%, 04/27/16	7,000	6,996
International Business Machines
0.450%, 03/22/16	7,000	6,998
0.400%, 03/23/16	7,000	6,998
0.450%, 03/29/16	7,000	6,998
		50,977
Insurance — 3.2%
MetLife Short Term Funding LLC
0.500%, 03/22/16	7,000	6,998
0.581%, 04/18/16	7,000	6,995
0.551%, 05/02/16	5,000	4,995
New York Life Capital
0.400%, 03/03/16	10,000	10,000
0.430%, 03/09/16	3,000	3,000
0.420%, 04/05/16	7,000	6,997
		38,985
Total Commercial Paper
(Cost $530,313)		530,313
CORPORATE BOND — 0.6%
Banks — 0.6%
Wells Fargo Bank NA
0.632%, 03/15/16 (MTN) (FRN)	8,000	8,000

Total Corporate Bond
(Cost $8,000)		8,000
U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.0%
Federal Farm Credit Bank — 2.8%
Federal Farm Credit Bank (DN)
0.280%, 03/16/16	4,000	3,999
0.260%, 03/17/16	4,000	4,000
0.280%, 03/18/16	6,500	6,499
0.290%, 03/28/16	4,000	3,999
0.290%, 03/29/16	4,000	3,999
0.280%, 03/30/16	4,000	3,999
0.290%, 04/01/16	4,000	3,999
0.290%, 04/08/16	4,000	3,999
		34,493
Federal Home Loan Bank — 5.1%
Federal Home Loan Bank (DN)
0.280%, 03/01/16	10,000	10,000
0.290%, 03/09/16	5,000	4,999
0.283%, 03/11/16	8,000	7,999
0.404%, 03/28/16	13,500	13,496
0.325%, 04/13/16	7,000	6,997
0.330%, 04/15/16	8,000	7,997
0.325%, 04/22/16	7,000	6,997

See Notes to Schedules of Investments.

PNC Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

February 29, 2016 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — continued
Federal Home Loan Bank — continued
0.360%, 05/06/16	$ 5,000	$ 4,997
		63,482
Federal Home Loan Mortgage Corporation — 1.3%
Federal Home Loan Mortgage Corporation (DN)
0.250%, 03/08/16	6,500	6,500
0.300%, 03/16/16	10,000	9,999
		16,499
Federal National Mortgage Association — 2.8%
Federal National Mortgage Association (DN)
0.270%, 03/01/16	9,000	9,000
0.300%, 04/06/16	7,000	6,998
0.320%, 04/18/16	9,000	8,996
0.300%, 04/21/16	9,000	8,996
		33,990
Total U.S. Government Agency Obligations
(Cost $148,464)		148,464
U.S. TREASURY OBLIGATIONS — 3.2%
U.S. Treasury Bills† — 1.8%
0.204%, 03/03/16	7,000	7,000
0.271%, 03/17/16	5,000	4,999
0.280%, 05/05/16	10,000	9,994
		21,993
U.S. Treasury Notes — 1.4%
0.375%, 04/30/16	4,000	4,000
0.373%, 10/31/16 (FRN)	13,700	13,698
		17,698
Total U.S. Treasury Obligations
(Cost $39,691)		39,691

	Number of Shares
MONEY MARKET FUND — 3.2%
BlackRock Liquidity Funds TempFund Portfolio 0.390%†† (A)	40,000,000	40,000

Total Money Market Fund
(Cost $40,000)		40,000

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — 21.3%
Credit Suisse Securities LLC
0.290% (dated 02/29/16, due 03/01/16, repurchase price $27,000,218, collateralized by U.S. Treasury Note, 1.375%, due 09/30/18, total value $27,540,066)	$27,000	$27,000
Goldman Sachs & Co.
0.290% (dated 02/29/16, due 03/01/16, repurchase price $108,000,870, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 2.000% to 5.500%, due 11/01/20 to 12/01/45, total value $110,160,001)	108,000	108,000
HSBC Securities USA
0.270% (dated 02/29/16, due 03/01/16, repurchase price $45,000,338, collateralized by Federal National Mortgage Association Bonds, 3.500%, due 08/01/42 to 12/01/42, total value $45,900,673) (B)	45,000	45,000
0.260% (dated 02/29/16, due 03/01/16, repurchase price $12,000,087, collateralized by U.S. Treasury Note, 2.625%, due 07/15/17, total value $12,243,336) (B)	12,000	12,000
Merrill Lynch Pierce Fenner & Smith
0.300% (dated 02/29/16, due 03/01/16, repurchase price $29,534,461, collateralized by Federal Home Loan Mortgage Corporation Bond, 4.000%, due 08/01/42, total value $30,122,641)	29,532	29,532
Toronto Dominion Securities LLC
0.290% (dated 02/29/16, due 03/01/16, repurchase price $42,000,338, collateralized by U.S. Treasury Note, 2.125%, due 08/31/20, total value $42,840,029)	42,000	42,000

Total Repurchase Agreements
(Cost $263,532)		263,532
TOTAL INVESTMENTS — 97.3%
(Cost $1,203,438)*		1,203,438
Other Assets & Liabilities — 2.7%		33,719
TOTAL NET ASSETS — 100.0%		$1,237,157

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(B)	Total value of HSBC Securities USA Repurchase Agreements is $57,000(000).

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Asset-Backed Commercial Paper	$–	$130,944	$–	$130,944

Asset-Backed Securities	–	11,754	–	11,754

Certificates of Deposit	–	30,740	–	30,740

Commercial Paper	–	530,313	–	530,313

Corporate Bond	–	8,000	–	8,000

Money Market Fund	40,000	–	–	40,000

Repurchase Agreements	–	263,532	–	263,532

U.S. Government Agency Obligations	–	148,464	–	148,464

U.S. Treasury Obligations	–	39,691	–	39,691

Total Assets - Investments in Securities	$40,000	$1,163,438	$–	$1,203,438

There were no transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

PNC Advantage Institutional Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

February 29, 2016 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 30.9%
U.S. Treasury Bills† — 10.8%
0.260%, 03/10/16	$ 7,000	$ 7,000
0.264%, 03/24/16	5,000	4,999
0.275%, 04/21/16	5,500	5,498
0.304%, 04/28/16	2,000	1,999
0.280%, 05/05/16	2,000	1,999
0.289%, 05/19/16	6,000	5,996
0.311%, 05/26/16	9,000	8,993

		36,484

U.S. Treasury Notes — 20.1%
0.375%, 03/15/16	4,500	4,500
0.375%, 03/31/16	9,000	9,000
0.250%, 04/15/16	15,000	15,000
0.375%, 04/30/16	5,000	5,000
0.389%, 04/30/16 (FRN)	4,000	4,000
0.250%, 05/15/16	5,000	4,999
0.375%, 05/31/16	11,800	11,798
0.500%, 06/30/16	3,500	3,502
1.500%, 06/30/16	5,000	5,016
0.625%, 07/15/16	2,000	2,002
0.373%, 10/31/16 (FRN)	3,000	3,000

		67,817
Total U.S. Treasury Obligations (Cost $104,301)		104,301

	Number of Shares
MONEY MARKET FUND — 2.6%
Invesco Treasury Portfolio 0.230% (A)	8,680,183	8,680

Total Money Market Fund (Cost $8,680)		8,680

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — 67.9%
Goldman Sachs & Co.
0.250% (dated 02/29/16, due 03/01/16, repurchase price $79,000,549, collateralized by
U.S. Treasury Notes, U.S. Treasury Bills, U.S.
Treasury Floating Rate Note and U.S. Treasury
Bond, 0.000% to 3.500%, due 03/03/16 to
05/15/44, total value $80,580,092)	$79,000	$79,000
HSBC Securities USA
0.260% (dated 02/29/16, due 03/01/16, repurchase price $60,000,433, collateralized by
U.S. Treasury Note, 0.625%, due 07/15/21, total value $61,203,134)	60,000	60,000
Merrill Lynch Pierce Fenner & Smith
0.280% (dated 02/29/16, due 03/01/16, repurchase price $50,000,389, collateralized by
U.S. Treasury Note, 0.750% to 1.500%, due
10/31/19 to 02/15/42, total value
$51,000,084)	50,000	50,000
Toronto Dominion Securities LLC
0.280% (dated 02/29/16, due 03/01/16, repurchase price $40,000,311, collateralized by
U.S. Treasury Note, 2.125%, due 08/31/20, total value $40,800,023)	40,000	40,000

Total Repurchase Agreements (Cost $229,000)		229,000
TOTAL INVESTMENTS — 101.4% (Cost $341,981)*		341,981
Other Assets & Liabilities — (1.4)%		(4,580)
TOTAL NET ASSETS — 100.0%		$337,401

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Money Market Fund	$8,680	$–	$–	$8,680
Repurchase Agreements	–	229,000	–	229,000
U.S. Treasury Obligations	–	104,301	–	104,301

Total Assets - Investments in Securities	$8,680	$333,301	$–	$341,981

There were no transfers between Levels during the nine-month period ended February 29, 2016.

See Notes to Schedules of Investments.

PNC Advantage Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 29, 2016 (Unaudited)

1. Fund Organization

PNC Advantage Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Trust currently offers two diversified investment portfolios, PNC Advantage Institutional Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund (individually, a “Fund”, collectively, the “Funds”).

Fund Reorganization

On June 4, 2015, the Board of Trustees of the Trust (the “Board”) approved an agreement and plan of reorganization to which PNC Advantage Institutional Government Money Market Fund (the “Target Fund”) would be reorganized with and into PNC Government MoneyMarket Fund (the “Acquiring Fund”), a money market fund organized under a separate trust and managed byPNCCapital Advisors, LLC (the “Adviser”). On September 14, 2015, the Target Fund was reorganized into the Acquiring Fund, each of which had substantially similar investment objectives and identical principal investment strategies. The net assets of the Target Fund were transferred at fair value in a tax-free exchange to the Acquiring Fund after the close of business on September 11, 2015. With this transfer, a shareholder of the Target Fund’s Institutional Shares automatically became a shareholder of Class I Shares of the Acquiring Fund. A shareholder of theTarget Fund’s Advisor Shares became a shareholder in the newly formed Advisor Class of the Acquiring Fund.

2. Significant Accounting Policies

The preparation of Schedules of Investments in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedules of Investments. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

Effective June 1, 2015, the Funds adopted guidance issued by the Financial Accounting Standards Board (“FASB”) that expanded secured borrowing accounting for certain repurchase agreements and also set forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The adoption of the guidance did not result in any additional disclosure for the Funds.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The investments of the Funds, other than investments in other money market funds, funding agreements and repurchase agreements, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board of Trustees of the Trust (the “Board”). No such investments held on February 29, 2016 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values (“NAV”) as determined by those funds each business day.

Investments in repurchase agreements and funding agreements are generally valued at par, which approximates market value, each business day.

Fair value represents the estimated price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

●	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

●	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

Fixed Income Securities, Money Market Fund Investments Valued at Amortized Cost and Funding and Repurchase Agreements Valued at Par – independent pricing service-supplied valuations or quoted prices for similar securities or obligations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of securities or obligations of comparable quality, stability, risk, coupon, collateral (as applicable), maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities or obligations.

●	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels, if any, at the end of the reporting period. The Funds did not have any transfers between Levels during the nine-month period ended February 29, 2016.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of February 29, 2016 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis for financial statement preparation purposes.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with a value no less than the repurchase price (including accrued interest). A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. If the seller defaults on its repurchase obligation, a Fund maintains the right to sell the underlying securities at market value. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral security declines or if the seller enters an insolvency proceeding, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral security and recovery of any losses incurred.

Yankee Obligations

PNC Advantage Institutional Money Market Fund may invest in Yankee obligations. Yankee obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; currency fluctuation and expropriation or nationalization of foreign issuers. However, Yankee obligations will undergo the same type of credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

PNC Advantage Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 29, 2016 (Unaudited)

3. Affiliated Fund

The PNC Financial Services Group, Inc. owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds could be deemed to be affiliates of PNC Capital Advisors, LLC (the “Adviser”). PNC Advantage Institutional Money Market Fund invests in the BlackRock Liquidity Funds TempFund Portfolio, details of which are included in the Fund’s Schedule of Investments. The amount invested in the BlackRock Portfolio increased by $10,000,000 during the nine-month period ended February 29, 2016.

For the nine-month period ended February 29, 2016, total income from affiliates for PNC Advantage Institutional Money Market Fund was $41,003.

4. Certain Principal Risks

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

Each of the Funds may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, and third party insurance.

5. Subsequent Events

Subsequent events have been evaluated through the date that the Schedules of Investments were issued. There were no material subsequent events identified which required adjustment to the Schedules of Investments.

On February 25, 2016, the Board determined that PNC Advantage Institutional Money Market Fund will be liquidated on or about May 25, 2016. Shares of the Fund were no longer available to new investors after March 31, 2016.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Advantage Funds

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President (principal executive officer)

Date	4/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President (principal executive officer)

Date	4/26/2016

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer (principal financial officer)

Date	4/26/2016

* Print the name and title of each signing officer under his or her signature.